CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 86	$ 2,102
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	192	191
Provision for loan losses	80	697
Net amortization of securities	236	254
ESOP compensation expense	53	50
Stock award and option expense	152	95
Earnings on bank-owned life insurance	(190)	(195)
Gain on sale of securities available-for-sale	(74)	(123)
(Gain) loss on the sale of other real estate owned	19	(756)
Other real estate owned write-downs	424	86
Reversal of valuation allowance on deferred taxes		(1,790)
Changes in:
Accrued interest receivable and other assets	(262)	521
Accrued interest payable and other liabilities	243	(136)
Net cash provided by operating activities	959	996
Investment securities:
Purchases	(27,154)	(29,132)
Sales	3,306	11,296
Calls, maturities and principal payments	27,634	27,942
Loan origination and repayments, net	(673)	4,076
Redemption of FHLB stock	477
Proceeds from sale of other real estate owned	1,321	1,959
Purchase of equipment, net	(33)	(194)
Net cash provided by investing activities	4,878	15,947
Cash flows from financing activities:
Net change in deposits	(600)	1,730
Maturities of FHLB advances	(7,000)	(5,000)
Repurchase of common stock	(310)	(2,041)
Dividends paid on common stock	(950)	(959)
Net change in advance payments by borrowers for taxes and insurance	47	(56)
Net cash used in financing activities	(8,813)	(6,326)
Net change in cash and cash equivalents	(2,976)	10,617
Cash and cash equivalents at beginning of year	32,898	22,281
Cash and cash equivalents at end of year	29,922	32,898
Cash paid (received) during the year for:
Interest	739	1,017
Income taxes		(70)
Supplemental noncash disclosures:
Transfers from loans to real estate owned	320	437
Transfers of negative advance payment by borrowers for taxes and insurance balances to loans	$ 20	169
Loans provided for sales of other real estate owned		25
Accrued dividends		$ 540